INCOME TAXES (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding interest and penalties)
Unrecognized benefit-beginning of period	$ 184,000	$ 83,000
Gross increases-prior year tax positions	10,000
Gross increases-current year tax positions	78,000	101,000
Unrecognized benefit-end of period	272,000	184,000
Unrecognized tax benefits that would have no impact on effective tax rate if recognized	200,000
Cumulative interest and penalties related to the uncertain tax position	$ 0